Supplementary Financial Statement Information (Details) - Schedule of Revenue by Products and Services - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue by Products and Services [Abstract]
Proprietary software and related services	$ 693,426	$ 659,470	$ 632,986
Other products and third party	503,327	494,344	472,045
Services	1,424,150	1,418,543	1,299,345
Total	$ 2,620,903	$ 2,572,357	$ 2,404,376